Accrued expenses, deferred revenue and other liabilities - Subscript (Details) - EUR (€) € in Millions	1 Months Ended
	Apr. 30, 2014	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Non-current deferred revenue		€ 615	€ 770
Current deferred revenue		155	155
Financial liabilities		8,896	9,498
IAS 18 Agreement
Significant accounting policies
Non-current deferred revenue		615	770
Current deferred revenue		€ 155	€ 155
Term of non-exclusive license to patents	10 years